Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Color Cosmetics Brands	Skincare Brands	Total
	RMB
Balance as of December 31, 2023	25,862	530,705	556,567
Foreign currency translation adjustments	—	1,538	1,538
Impairment provided(i)	(5,266)	(397,810)	(403,076)
Balance as of December 31, 2024 and 2025	20,596	134,433	155,029

(i)
The Group tested goodwill for impairment at reporting unit level. Management performed impairment testing using the quantitative impairment method and recorded goodwill impairment loss of RMB354.0 million and RMB397.8 million of Eve Lom reporting unit for the year ended December 31, 2023 and 2024.
(ii)
As at December 31,2024 and 2025, the goodwill associated with the DR.WU reporting unit was RMB134,433.